Other Non-Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2018
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
OTHER NON-FINANCIAL ASSETS AND LIABILITIES

9.    OTHER NON-FINANCIAL ASSETS AND LIABILITIES

a.	Other non-financial assets

Details of other non-financial assets as of December 31, 2018 and 2017 are as follows:

	Balance as of
Other current non-financial assets	12-31-2018	12-31-2017
	ThCh$	ThCh$
VAT Tax Credit and Other Taxes	7,780,245	10,913,120
Other	3,057,997	2,223,339
Total	10,838,242	13,136,459

	Balance as of
Other non-current non-financial assets	12-31-2018	12-31-2017
	ThCh$	ThCh$
PPM water rights	5,763,496	5,300,052
Spare parts with consumption schedule over 12 months	4,324,153	5,444,789
Deposits in guarantee	1,379,970	1,379,970
Other	1,077,680	728,648
Total	12,545,299	12,853,459

b.	Other non-financial liabilities

Details of other non-financial liabilities as of December 31, 2018 and 2017 are as follows:

	Balance as of
Other current non-financial liabilities	12-31-2018	12-31-2017
	ThCh$	ThCh$
VAT Dedit Tax and Other Taxes	22,542,716	12,721,365
Tax for the payment of the Central Eólica Canela S.A.	—	6,795,376
Other	—	47,957
Total	22,542,716	19,564,698